Consolidated Statement of Changes in Equity - SEK (kr) kr in Millions		Share capital	Hedge reserve	Own credit risk	Defined benefit plans	Retained earnings	Total
Balance at the beginning of the year at Dec. 31, 2020		kr 3,990		kr (84)	kr (45)	kr 16,203	kr 20,064
Net profit for the year						1,034	1,034	[1]
Items not to be reclassified to profit or loss
Own credit risk				(24)			(24)
Revaluation of defined benefit plans					24		24
Tax on items not to be reclassified to profit or loss				6	(6)		0
Total other comprehensive income				(18)	18		0
Total comprehensive income				(18)	18	1,034	1,034	[1]
Dividend						(290)	(290)
Balance at the end of the year at Dec. 31, 2021	[2]	3,990		(102)	(27)	16,947	20,808
Net profit for the year						1,166	1,166	[1]
Items to be reclassified to profit or loss
Derivatives in cash flow hedges			kr (122)				(122)
Tax on items to be reclassified to profit or loss			25				25
Items not to be reclassified to profit or loss
Own credit risk				99			99
Revaluation of defined benefit plans					43		43
Tax on items not to be reclassified to profit or loss				(20)	(10)		(30)
Total other comprehensive income			(97)	79	33		15
Total comprehensive income			(97)	79	33	1,166	1,181	[1]
Dividend						(414)	(414)
Balance at the end of the year at Dec. 31, 2022	[2]	3,990	(97)	(23)	6	17,699	21,575
Net profit for the year						1,244	1,244	[1]
Items to be reclassified to profit or loss
Derivatives in cash flow hedges			63				63
Tax on items to be reclassified to profit or loss			(13)				(13)
Items not to be reclassified to profit or loss
Own credit risk				(23)			(23)
Revaluation of defined benefit plans					(6)		(6)
Tax on items not to be reclassified to profit or loss				5	1		6
Total other comprehensive income			50	(18)	(5)		27
Total comprehensive income			50	(18)	(5)	1,244	1,271	[1]
Balance at the end of the year at Dec. 31, 2023	[2]	kr 3,990	kr (47)	kr (41)	kr 1	kr 18,943	kr 22,846

[1]	The entire profit is attributable to the shareholder of the Parent Company.
[2]	The entire equity is attributable to the shareholder of the Parent Company.